Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of assumptions for estimating fair value of warrant liabilities
December 31,
2016
Risk-free interest rate	0.70%
Expected volatility	55%
Expected term	0.67 year
Expected dividend yield	0%

Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrant liabilities (see Note14)	$-	$-	$70,785	$70,785

Schedule of components effecting the change in fair value
	Level 3 Assets and Liabilities
	For the Year Ended December 31, 2017
	January 1, 2017	Settlements	Change in Fair Value gain	December 31, 2017
Liabilities:
Warrant liabilities (see Note 14)	$70,785	$(183,427)	$112,642	$-

	Level 3 Assets and Liabilities
	For the Year Ended December 31, 2016
			Change in
	January 1,		Fair Value	December 31,
	2016	Settlements	gain	2016
Liabilities:
Warrant liabilities (see Note14)	$395,217	$-	$(324,432)	$70,785